UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   May 15, 2002

Check here if Amendment [X]; Amendment Number:    2

         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland Capital Management, LLC
Address:          227 West Monroe Street, Suite 4800
                  Chicago, Illinois   60606

Form 13F File Number: 28-10090

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
Title:   Manager
Phone:   (312) 739-2138


Signature, Place, and Date of Signing:

 /s/ David S. Richter                   Chicago, Illinois       May 15 , 2002
------------------------------   ----------------------------  ---------------
       [Signature]                        [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager

Form 13F File Number                Name

28-05459                   Waveland International, Ltd.




                                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           1
                                                     -----------------

Form 13F Information Table Entry Total:                      2
                                                      ----------------

Form 13F Information Table Value Total:               $     3,216
                                                       ---------------
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.               Form 13F File Number                  Name

           1               28-05463               David S. Richter
      ---------                                   -------------------------


                          Form 13F Information Table


  Column 1          Column 2        Column 3       Column 4            Column 5          Column 6     Column 7       Column 8
-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer     Title of Class    CUSIP          Value    Shrs or     Sh/   Put/     Investment     Other      Voting Authority
                                                   (X$1000)  Prn Amt     Prn   Call     Discretion    Managers
                                                                                                                 Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
HEARTLAND          UT LTD            422357103      1,689    119,586     SH             DEFINED        1           119,586
PARTNERS           PARTNER
-----------------------------------------------------------------------------------------------------------------------------------
THE CRONOS GROUP   ORD               L20708100      1,527    387,191     SH             DEFINED        1           387,191





